Significant accounting policies and judgements - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 23, 2022 USD ($) shares	Jul. 31, 2021 shares	Mar. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) iteration market segment tranche subsidiary shares	Dec. 31, 2022 USD ($) shares iteration market segment tranche subsidiary $ / shares	Dec. 31, 2021 USD ($) subsidiary $ / shares shares	Dec. 31, 2020 USD ($) subsidiary $ / shares
Disclosure Of List Of Accounting Policies [Line Items]
Number of markets | market				27	27
Proceeds from issuing shares	$ 1,417,973				$ 1,417,973	$ 582,388	$ 438,340
Transaction costs	97,953
Net loss					(465,789)	(1,007,454)	(484,858)
Taxes paid					(19,559)	0	0
Revenue					2,461,896	1,337,181	610,245
Total non-current assets				$ 1,762,117	1,762,117	1,702,707
Utilized during the year						54,146
Settled during the year					77,667	43,469
Released during the year					39,178	10,677
Cash flows from (used in) operating and investing activities					(1,799,396)	(441,828)	(300,757)
Depreciation and amortisation expense					$ 158,392	$ 239,163	$ 216,076
Number Of Subsidiaries | subsidiary				33	33	33	18
Number Of Reportable Segments | segment				1	1
Marketable securities				$ 0	$ 0	$ 1,258
Government grants				$ 3,773	$ 3,773	$ 309
Number Of Active Policyholders, Percentage				0.0007340	0.0007340	0.0004485	0.0002605
Discount rate applied to cash flow projections, stress case scenario				0.151	0.151	0.151
Cost of sales					$ 2,342,453	$ 1,336,321	$ 553,724
Research and development expense					167,242	$ 232,922	$ 183,849
Benefits paid or payable					$ 3,507
Percent share of benefits paid or payable				0.0020597	0.0020597	0.0013056	0.0005375
Collective funding ratio				1.72	1.72	1.72	1.48
2023-2027 Business Plan
Disclosure Of List Of Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections				2.00%	2.00%
Discount rate applied to cash flow projections				14.00%	14.00%
Cash flow projections, growth rate duration					10 years
2021-2025 Business Plan
Disclosure Of List Of Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections				2.00%	2.00%
Discount rate applied to cash flow projections				10.10%	10.10%
Cash flow projections, growth rate duration					10 years
BELGIUM
Disclosure Of List Of Accounting Policies [Line Items]
Revenue						$ 53,339	$ 22,974
CANADA
Disclosure Of List Of Accounting Policies [Line Items]
Revenue						17,493	3,007
FINLAND
Disclosure Of List Of Accounting Policies [Line Items]
Revenue						10,048
DENMARK
Disclosure Of List Of Accounting Policies [Line Items]
Revenue						38,538
SWITZERLAND
Disclosure Of List Of Accounting Policies [Line Items]
Revenue						41,115	580
NORWAY
Disclosure Of List Of Accounting Policies [Line Items]
Total non-current assets						1,660
NETHERLANDS
Disclosure Of List Of Accounting Policies [Line Items]
Total non-current assets						2,541
Executives and Key Management
Disclosure Of List Of Accounting Policies [Line Items]
Long term variable pay program, vesting period					3 years
Adjustments For Decrease (Increase) In Inventories
Disclosure Of List Of Accounting Policies [Line Items]
Cash outflow for leases						120,626
Assets under operating leases
Disclosure Of List Of Accounting Policies [Line Items]
Depreciation and amortisation expense					$ 14,004	0	0
Cost of sales
Disclosure Of List Of Accounting Policies [Line Items]
Depreciation and amortisation expense					45,276	54,051	60,065
Cost of sales | Assets under operating leases
Disclosure Of List Of Accounting Policies [Line Items]
Depreciation and amortisation expense					$ 14,004	$ 0	$ 0
Class A Shares
Disclosure Of List Of Accounting Policies [Line Items]
Shares issued to convertible note holders (in shares) | shares				4,306,466		0
Issuance of Volvo Cars Preference Shares (in shares) | shares				58,882,610	58,882,610
Restricted Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Weighted average share price, share options granted (in usd per share) | $ / shares					$ 6.72
Performance Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares					7.02
Weighted average share price, share options granted (in usd per share) | $ / shares					$ 6.72
Performance Stock Units | Market-Based Vesting Conditions
Disclosure Of List Of Accounting Policies [Line Items]
Number of instruments granted in share-based payment arrangement (in shares) | shares					214,705,000
Performance Stock Units | Non-Market-Based Vesting Conditions
Disclosure Of List Of Accounting Policies [Line Items]
Weighted average share price, share options granted (in usd per share) | $ / shares					$ 7.93
Number of instruments granted in share-based payment arrangement (in shares) | shares					644,116,000
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares					$ 11.23
Earn-out rights	1,500,638				$ 598,570	$ 0
Binomial Lattice Option Pricing Model
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted					89.00%
Risk free interest rate, share options granted					4.00%
Dividend yield, share options granted					0
Time-steps, share options granted					1,000
Monte Carlo
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted					75.00%
Risk free interest rate, share options granted					4.00%
Earn-out rights, term					4 years 11 months 23 days
Number of earn-out tranches | tranche				5	5
Monte Carlo | Performance Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted					70.00%
Risk free interest rate, share options granted					3.50%
Dividend yield, share options granted					0
Historical average volatility, share options granted					0.819
Simulation Term, Share Options Granted					2 years 3 months 18 days
Number Of Simulation Iterations | iteration				100,000	100,000
Gores Guggenheim, Inc.
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares	638,197
Transaction costs	$ 59,050
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure Of List Of Accounting Policies [Line Items]
Issuance of Volvo Cars Preference Shares (in shares) | shares	58,882,610,000
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture					89.20%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture					10.80%
Class A Shares
Disclosure Of List Of Accounting Policies [Line Items]
Shares issued to convertible note holders (in shares) | shares	4,306,466	4,306,466,000
Closing share price (in usd per share) | $ / shares					$ 18	$ 8.04	$ 6.15
Class A Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Shares issued to convertible note holders (in shares) | shares	4,306,466
Number of shares issued (in shares) | shares	294,877,349
Class A Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Stock per unit outstanding (in shares) | shares	1
Class A Shares | Third-Party Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	25,423,445
Class A Shares | Volvo Cars
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares	$ 588,826
Class A Shares | Volvo Cars | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	1,117,390
Class A Shares | Third-Party Investors And Volvo Cars
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares	$ 250,000
Class A Shares | Third-Party Investors And Volvo Cars | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	26,540,835
Class B Shares
Disclosure Of List Of Accounting Policies [Line Items]
Proceeds from issuing shares						$ 550,000
Closing share price (in usd per share) | $ / shares			$ 30.50			$ 8.04
Class B Shares | Polestar Automotive Holding Limited ("Former Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	1,642,233,575
Gores Guggenheim Public Warrants | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Stock per unit outstanding (in shares) | shares	0.20
Gores Guggenheim Class A Common Stock Exchanged For Class A Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	63,734,797
Gores Guggenheim Class F Common Stock Exchanged For Class A Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	18,459,165
Gores Guggenheim Public Warrants Exchanged For Class C-1 Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	15,999,965
Gores Guggenheim Private Warrants Exchanged For Class C-2 Ordinary Shares | Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	9,000,000
Class C-2 American Depositary Shares
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	9,000,000
Fair value of shares issued	$ 22,770			$ 10,080	$ 10,080	$ 0
Class C-2 American Depositary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares				9,000,000,000	9,000,000,000
Class C-1 Ordinary Shares
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares	15,999,965
Closing share price (in usd per share) | $ / shares					$ 1.12
Fair value of shares issued	$ 40,320			$ 17,920	$ 17,920	$ 0
Class C-1 Ordinary Shares | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Number of shares issued (in shares) | shares				15,999,965,000	15,999,965,000
Minimum
Disclosure Of List Of Accounting Policies [Line Items]
Collective funding ratio				1.25	1.25
Minimum | Class A Shares
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares					$ 10.00
Minimum | Software
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill					3 years
Minimum | Acquired IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill					3 years
Useful life measured as period of time, intangible assets other than goodwill, remaining period					1 year
Minimum | Internally developed IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill					3 years
Maximum
Disclosure Of List Of Accounting Policies [Line Items]
Deferred Compensation Arrangement, Cash Awards, Percentage Of Annual Base Salary				3	3
Collective funding ratio				1.75	1.75
Maximum | Software
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill					8 years
Maximum | Acquired IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill					7 years
Useful life measured as period of time, intangible assets other than goodwill, remaining period					6 years
Maximum | Internally developed IP
Disclosure Of List Of Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill					7 years
Extended Service
Disclosure Of List Of Accounting Policies [Line Items]
Capitalized Contract Cost, Amortization Period					3 years
Connected Service
Disclosure Of List Of Accounting Policies [Line Items]
Capitalized Contract Cost, Amortization Period					8 years